Investments in associates and joint venture - Statements of financial position of Cerro Verde under IFRS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in associates and joint ventures
Current assets	$ 589,152	$ 648,619
Non-current assets	3,390,465	3,458,655
Current liabilities	(360,436)	(565,357)
Non-current liabilities	(819,324)	(573,717)
Shareholders' equity, net	2,799,857	2,968,200	$ 3,029,565	$ 3,063,627
Investments in associates	1,488,775	1,488,247	$ 1,473,382
Sociedads Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Current assets	1,754,888	1,614,928
Non-current assets	6,012,571	6,194,496
Current liabilities	(450,680)	(420,786)
Non-current liabilities	(1,681,451)	(2,029,315)
Shareholders' equity, net	$ 5,635,328	$ 5,359,323